Debt (Tables)	12 Months Ended
Dec. 31, 2018
Debt Disclosure [Abstract]
Schedule of long-term debt
Our long-term debt consisted of the following as of December 31, 2018 and 2017:

	December 31, 2018		December 31, 2017
	Principal Amount	Carrying Amount	Principal Amount	Carrying Amount
	($ in millions)
7.25% senior notes due 2018	—	—	44	44
Floating rate senior notes due 2019	380	380	380	380
6.625% senior notes due 2020	437	437	437	437
6.875% senior notes due 2020	227	227	227	227
6.125% senior notes due 2021	548	548	548	548
5.375% senior notes due 2021	267	267	267	267
4.875% senior notes due 2022	451	451	451	451
8.00% senior secured second lien notes due 2022(a)	—	—	1,416	1,895
5.75% senior notes due 2023	338	338	338	338
7.00% senior notes due 2024	850	850	—	—
8.00% senior notes due 2025	1,300	1,291	1,300	1,290
5.5% convertible senior notes due 2026(b)(c)(d)	1,250	866	1,250	837
7.5% senior notes due 2026	400	400	—	—
8.00% senior notes due 2027	1,300	1,299	1,300	1,298
2.25% contingent convertible senior notes due 2038(b)(d)	1	1	9	8
Term loan due 2021	—	—	1,233	1,233
Revolving credit facility	419	419	781	781
Debt issuance costs	—	(53)	—	(63)
Interest rate derivatives	—	1	—	2
Total debt, net	8,168	7,722	9,981	9,973
Less current maturities of long-term debt, net(e)	(381)	(381)	(53)	(52)
Total long-term debt, net	$7,787	$7,341	$9,928	$9,921
___________________________________________

(a)
The carrying amount as of December 31, 2017 included a premium amount of $479 million associated with a troubled debt restructuring. The premium was being amortized based on the effective yield method.

(b)
We are required to account for the liability and equity components of our convertible debt instruments separately and to reflect interest expense through the first demand repurchase date, as applicable, at the interest rate of similar nonconvertible debt at the time of issuance. The applicable rates for our 2.25% Contingent Convertible Senior Notes due 2038 and our 5.5% Convertible Senior Notes due 2026 are 8.0% and 11.5%, respectively.

(c)	The conversion and redemption provisions of our convertible senior notes are as follows:
Optional Conversion by Holders. Prior to maturity under certain circumstances and at the holder’s option, the notes are convertible. The notes may be converted into cash, our common stock, or a combination of cash and common stock, at our election. One triggering circumstance is when the price of our common stock exceeds a threshold amount during a specified period in a fiscal quarter. Convertibility based on common stock price is measured quarterly. During the fourth quarter of 2018, the price of our common stock was below the threshold level and, as a result, the holders do not have the option to convert their notes in the first quarter of 2019 under this provision. The notes are also convertible, at the holder’s option, during specified five-day periods if the trading price of the notes is below certain levels determined by reference to the trading price of our common stock. The notes were not convertible under this provision during the year ended December 31, 2018. Upon conversion of a convertible senior note, the holder will receive cash, common stock or a combination of cash and common stock, at our election, according to the conversion rate specified in the indenture.
The common stock price conversion threshold amount for the convertible senior notes is 130% of the conversion price of $8.568.
Optional Redemption by the Company. We may redeem the convertible senior notes for cash on or after September 15, 2019, if the price of our common stock exceeds 130% of the conversion price during a specified period at a redemption price of 100% of the principal amount of the notes.
Holders’ Demand Repurchase Rights. The holders of our convertible senior notes may require us to repurchase, in cash, all or a portion of their notes at 100% of the principal amount of the notes upon certain fundamental changes.

(d)
The carrying amounts as of December 31, 2018 and 2017, are reflected net of discounts of $384 million and $414 million, respectively, associated with the equity component of our convertible and contingent convertible senior notes. This amount is being amortized based on the effective yield method through the first demand repurchase date as applicable.

(e)	As of December 31, 2018, net current maturities of long-term debt includes our Floating Rate Senior Notes due April 2019 and our 2.25% Contingent Convertible Senior Notes due 2038.

Schedule of debt maturities	Debt maturities for the next five years and thereafter are as follows:

Principal Amount of Debt Securities
($ in millions)
2019	$381
2020	664
2021	815
2022	451
2023	757
Thereafter	5,100
Total	$8,168

Schedule of fair value of debt
Fair value is compared to the carrying value, excluding the impact of interest rate derivatives, in the table below:

	December 31, 2018		December 31, 2017
	Carrying Amount	Estimated Fair Value	Carrying Amount	Estimated Fair Value
		($ in millions)
Short-term debt (Level 1)	$381	$379	$52	$53
Long-term debt (Level 1)	$3,495	$3,173	$2,633	$2,629
Long-term debt (Level 2)	$3,846	$3,644	$7,286	$7,301